Business Description and Accounting Policies: Stock Based Compensation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Stock Based Compensation

Stock Based Compensation

The Company accounts for services acquired (and other expenses paid) using stock as compensation (or payment) based on the fair value of the shares issued. Fair value is determined based on the closing price of the stock on the date the Company becomes obligated to issue the shares.